Annual Total Returns- Transamerica Multi-Asset Income (Retail Class) [BarChart] - Retail Class - Transamerica Multi-Asset Income - A	2015	2016	2017	2018	2019	2020
Total	(0.81%)	9.11%	13.30%	(3.77%)	20.13%	11.35%